Income Taxes - Net Deferred tax assets (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Income Taxes
Net operating loss carryforward	$ 3,650,478	$ 3,730,859
Valuation allowance	(3,650,478)	(3,730,859)
Bad debt expenses	91,969	56,085
Share-based compensation	609,526	586,055
Advertisement expenses	83,685	185,550
Sales commissions	149,284	176,203
Net deferred tax assets	$ 934,464	$ 1,003,893